Unaudited Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (1,282,098)	$ 7,053,847	$ 11,039,074	$ (2,148,278)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liabilities	788,400	(7,514,642)	(9,748,442)	(1,683,358)
Transaction costs allocated to warrant liabilities				438,283
Interest earned on investments held in Trust Account	(40,777)	(4,329)	(3,155,965)	(27,240)
Changes in operating assets and liabilities:
Prepaid expenses	(50,258)	73,542	159,550	(313,125)
Accrued expenses	334,443	88,068	443,496	2,908,125
Accrued offering costs			(12,000)
Income taxes payable	7,093		255,297
Net cash used in operating activities	(243,197)	(303,514)	(1,018,990)	(825,593)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes			1,034,596
Cash withdrawn from Trust Account in connection with redemptions			250,522,502
Investment of cash in Trust Account				(253,000,000)
Net cash provided by (used in) investing activities			251,557,098	(253,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid				247,940,000
Proceeds from sale of Private Placements Warrants				7,060,000
Proceeds from promissory note – related party				109,152
Repayments of promissory note – related party				(133,000)
Payment of offering costs				(381,127)
Redemptions of common stock			(250,522,502)
Net cash (used in) provided by financing activities			(250,522,502)	254,595,025
Net Change in Cash	(243,197)	(303,514)	15,606	769,432
Cash – Beginning of year	785,038	769,432	769,432
Cash – End of year	$ 541,841	$ 465,918	785,038	769,432
Non-cash investing and financing activities:
Offering costs included in accrued offering costs				12,000
Income taxes paid			359,000
Payment of accrued expenses through promissory note				16,152
Deferred underwriting fee payable				$ 8,855,000